GOODWILL AND OTHER INTANGIBLES (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the six months ended June 30, 2021 are as follows:

	Agriculture	Commercial and Specialty Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2021	$1,695	$65	$7	$157	$1,924
Foreign currency translation and other	3	(2)	—	—	1
Balance at June 30, 2021	$1,698	$63	$7	$157	$1,925

Summary of Other Intangible Assets
As of June 30, 2021 and December 31, 2020, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		June 30, 2021			December 31, 2020
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$306	$244	$62	$311	$241	$70
Patents, concessions, licenses and other	5-25	2,125	1,697	428	2,107	1,678	429
		2,431	1,941	490	2,418	1,919	499
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,704	$1,941	$763	$2,691	$1,919	$772